Discontinued Operations And Other Divestitures (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Other Divestitures [Abstract]
Summary Of Activities In Consolidated Statements Of Income And Summary Of Assets And Liabilities Held For Sale Of Discontinued Operations

	2011	2010	2009
Net sales	$96.2	$599.7	$360.2
Earnings from operations of discontinued business before income taxes	$10.0	$44.3	$15.7
Income tax expense	(2.1)	(14.0)	(6.0)
Gain on sale of discontinued operations	55.3	0.0	0.0
Income tax expense on gain on sale	(20.7)	0.0	0.0

Earnings from discontinued operations, net of tax	$42.5	$30.3	$9.7

December 31, 2010
Assets
Trade accounts receivable, net	$47.5
Other accounts receivable	20.8
Inventories, net	24.6
Other current assets	0.2
Plants, equipment and facilities, net	60.7
Other assets	10.6

$164.4

Liabilities
Accounts payable	$56.1
Accrued liabilities	7.8
Other liabilities	7.6

$71.5